Other assets-Other / Other liabilities - Schedule of finite-lived intangible assets by type (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 65,431	¥ 63,607
Accumulated amortization	(54,966)	(51,228)
Net carrying amount	10,465	12,379
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	64,381	62,577
Accumulated amortization	(54,686)	(51,066)
Net carrying amount	9,695	11,511
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,050	1,030
Accumulated amortization	(280)	(162)
Net carrying amount	¥ 770	¥ 868